FS SERIES TRUST

FS Chiron Real Asset Fund

Supplement dated March 14, 2022 to the

Summary Prospectus, dated April 30, 2021 (as revised September 1, 2021)

Effective immediately, Ryan Caldwell now serves as a portfolio manager of the FS Chiron Real Asset Fund. Accordingly, the following disclosure is added under the section entitled “Portfolio Managers” on page 15:

Name	Portfolio Manager	Title

Ryan Caldwell	2022	Portfolio Manager, Chiron Investment Management

Please retain this Supplement with your Summary Prospectus for future reference.

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